Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net income	$ 2,055	$ 2,718	$ 2,907
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,058)	(1,680)	141
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(7)	(9)	(4)
Reclassification adjustments for net (gains) losses included in net income	1	15	(13)
Unrealized gains (losses) on available-for-sale securities	(6)	6	(17)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	88	(3)	(16)
Net actuarial gains (losses) arising during the year	210	(614)	291
Amortization of prior service cost included in net income	26	17	23
Amortization of net actuarial loss included in net income	91	79	99
Pension and other postretirement plan adjustments	415	(521)	397
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	(20)	(52)	28
Reclassification adjustments for net (gains) losses included in net income	30	9	(43)
Unrealized gains (losses) of cash flow hedge derivatives	10	(43)	(15)
Other Comprehensive Income (Loss), Net of Tax	(639)	(2,238)	506
Total comprehensive income, net of tax	1,416	480	3,413
Comprehensive income attributable to noncontrolling interests, net of tax	(100)	(115)	(115)
Total comprehensive income, net of tax, attributable to ABB	$ 1,316	$ 365	$ 3,298